Segmented Information	12 Months Ended
Dec. 31, 2019
Disclosure of geographical areas [abstract]
Segmented information

15. SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in three geographic segments being Canada, Greenland and United States (Note 7). The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2019	December 31, 2018
Equipment
Canada	9	11
Greenland	19	24
Total	28	35

	December 31, 2019	December 31, 2018
Exploration and evaluation assets
Canada	2,483	2,214
Greenland	36,150	62,257
United States	-	8
Total	38,633	64,479